NOTE 24: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 18 Supplemental Disclosure With Respect To Cash Flows
Shares issued for acquisition of Sun Valley	$ 0	$ 3,047,682	$ 0
Stock options granted for acquisition of Kai Medical	10,025	0	0
Warrants issued for acquisition of Kai Medical	10,025	0	0
Cash payable for the acquisition of LP&A	58,907	0	0
Stock options granted for acquisition of LP&A	344,110	0	0
Shares issued for acquisition of LP&A	1,147,925	0	0
Share-based payments	323,799	608,944	892,417
Shares issued for compensation	0	304,721	0
Shares returned to treasury	0	(477,180)	0
Shares returned to treasury	0	(477,180)	0
Shares issued as debt settlement	219,150	184,291	0
Shares issued as settlement of convertible debenture	621,353	189,735	0
Shares issued as settlement of accounts payable	0	483,098	0
Warrants issued to agents	49,782	66,405	0
Shares issued for services	547,641	122,932	0
Shares issued to agents	0	20,255	0
Vesting of escrow shares	193,025	0	0
Conversion of convertible debt to share purchase warrants	0	0	1,292,265
Shares issued to marketing services company	0	0	477,180
Shares issued to former CEO	0	0	477,180
Conversion of notes payable into units	0	0	114,567
Total non-cash transactions	$ 3,525,742	$ 4,073,703	$ 3,253,609